Nonparticipant-Directed Investment (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Nonparticipant-Directed Investment [Line Items]
Net Asset Available for Benefit, Beginning Balance	$ 3,827,258
Dividends	9,107
Disbursements – administration fees, forfeitures and other	400,893
Net Asset Available for Benefit, Ending Balance	4,467,170
EBP, Nonparticipant-Directed | Investments in Registered Investment Company Funds
EBP, Nonparticipant-Directed Investment [Line Items]
Net Asset Available for Benefit, Beginning Balance	5,674
Dividends	232
Transfers in — administration fees, forfeitures and other	1,914
Disbursements – administration fees, forfeitures and other	1,104
Net Asset Available for Benefit, Ending Balance	$ 6,716